Sep. 29, 2017
Emerging Markets Small Cap Portfolio
Emerging Markets Small Cap Portfolio

Prospectus Supplement

September 29, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 29, 2017 to the Morgan Stanley Institutional Fund, Inc. Prospectuses dated May 1, 2017

 Emerging Markets Small Cap Portfolio

The following is hereby added as the third paragraph of the section of the Prospectus entitled "Fund Summary—Emerging Markets Small Cap Portfolio—Principal Investment Strategies":

The investment process takes into account information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser focuses on engaging company management around corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company. The investment process excludes holdings in tobacco companies.

Please retain this supplement for future reference.